ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND


  Supplement dated February 7, 2008 to the Statement of Additional Information
                             dated October 1, 2007.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

EFFECTIVE FEBRUARY 7, 2008, THE GOVERNMENT MONEY MARKET FUND, MONEY MARKET FUND, OHIO MUNICIPAL MONEY MARKET FUND, PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND AND TAX EXEMPT MONEY MARKET FUND WILL NO LONGER BE PERMITTED TO ENTER INTO REVERSE REPURCHASE AGREEMENTS. AS A RESULT OF THIS CHANGE, THE FIRST SENTENCE OF THE PARAGRAPH UNDER "REVERSE REPURCHASE AGREEMENTS" ON PAGE 18 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

Each of the Equity Funds, Fixed Income Funds and Tax-Exempt Bond Funds may enter into reverse repurchase agreements in accordance with its investment restrictions.


THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "MONEY MARKET INSTRUMENTS" ON PAGE 33 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements (other than the Money Market Funds) and GICs.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                  A & C Shares

            Supplement dated February 7, 2008 to the Prospectus dated
                                October 1, 2007.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE FEBRUARY 7, 2008, THE GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND WILL EACH INCREASE THE PERCENT OF ASSETS DEVOTED TO ITS PRINCIPAL INVESTMENT STRATEGY FROM 80% TO 100%. ACCORDINGLY, THE FOLLOWING PARAGRAPH REPLACES THE 1ST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE GOVERNMENT MONEY MARKET FUND ON PAGE 2 OF THE PROSPECTUS:

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.


THE FOLLOWING PARAGRAPH REPLACES THE 1ST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE TREASURY MONEY MARKET FUND ON PAGE 12 OF THE PROSPECTUS:

The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                    I Shares

            Supplement dated February 7, 2008 to the Prospectus dated
                                October 1, 2007.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE FEBRUARY 7, 2008, THE GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND WILL EACH INCREASE THE PERCENT OF ASSETS DEVOTED TO ITS PRINCIPAL INVESTMENT STRATEGY FROM 80% TO 100%. ACCORDINGLY, THE FOLLOWING PARAGRAPH REPLACES THE 1ST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE GOVERNMENT MONEY MARKET FUND ON PAGE 2 OF THE PROSPECTUS:

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.


THE FOLLOWING PARAGRAPH REPLACES THE 1ST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR THE TREASURY MONEY MARKET FUND ON PAGE 12 OF THE PROSPECTUS:

The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE